Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 4,453	£ 3,939
Other non-contract fee income	74	69
Fee and commission income	4,527	4,008
Fee and commission expense	(1,721)	(1,169)
Net fee and commission income	2,806	2,839
Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,825	1,445
Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	457	512
Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,042	762
Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,036	1,101
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	93	119
Operating segments | Corporate and Investment Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,689	2,521
Other non-contract fee income	71	67
Fee and commission income	2,760	2,588
Fee and commission expense	(747)	(461)
Net fee and commission income	2,013	2,127
Operating segments | Corporate and Investment Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	242	216
Operating segments | Corporate and Investment Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	363	440
Operating segments | Corporate and Investment Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	999	734
Operating segments | Corporate and Investment Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,036	1,101
Operating segments | Corporate and Investment Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	49	30
Operating segments | Consumer, Cards and Payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,756	1,407
Other non-contract fee income	3	2
Fee and commission income	1,759	1,409
Fee and commission expense	(973)	(707)
Net fee and commission income	786	702
Operating segments | Consumer, Cards and Payments | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,583	1,229
Operating segments | Consumer, Cards and Payments | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	94	72
Operating segments | Consumer, Cards and Payments | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	43	28
Operating segments | Consumer, Cards and Payments | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Consumer, Cards and Payments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	36	78
Head Office
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	8	11
Other non-contract fee income	0	0
Fee and commission income	8	11
Fee and commission expense	(1)	(1)
Net fee and commission income	7	10
Head Office | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 8	£ 11